Shareholder Report, Average Annual Return (Details)	12 Months Ended	26 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000244420
Average Annual Return [Line Items]
Average Annual Return, Percent	19.83%	24.97%
Without Sales Load [Member] | C000244421
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	22.66%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	26.07%
Nasdaq 100 (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq 100 (Total Return, USD, Unhedged)
Average Annual Return, Percent	21.02%	28.85%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	26.07%